Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

December 31, 2011

Dates Covered
Collections Period	12/01/11 - 12/31/11
Interest Accrual Period	12/15/11 - 01/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/11	390,862,042.62	34,115
Yield Supplement Overcollateralization Amount at 11/30/11	16,695,210.32	0

Receivables Balance at 11/30/11	407,557,252.94	34,115
Principal Payments	18,277,225.10	663
Defaulted Receivables	457,322.54	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/11	15,536,620.40	0

Pool Balance at 12/31/11	373,286,084.90	33,422

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,046,343.12	266
Past Due 61-90 days	1,073,440.80	81
Past Due 91 + days	190,187.34	17

Total	4,309,971.26	364

Total 31+ Delinquent as % Ending Pool Balance	1.15%

Recoveries	329,044.02

Aggregate Net Losses/(Gains) - December 2011	128,278.52

Overcollateralization Target Amount	22,397,165.09
Actual Overcollateralization	22,397,165.09

Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	35.99

Flow of Funds	$ Amount
Collections	20,027,586.32
Advances	(789.01)
Investment Earnings on Cash Accounts	2,028.83
Servicing Fee	(339,631.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,689,195.10

Distributions of Available Funds
(1) Class A Interest	518,284.51
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,521,400.25
(7) Distribution to Certificateholders	2,568,175.54
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,689,195.10

Servicing Fee	339,631.04
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 12/15/11	367,410,320.06
Principal Paid	16,521,400.25
Note Balance @ 01/17/12	350,888,919.81

Class A-1
Note Balance @ 12/15/11	0.00
Principal Paid	0.00
Note Balance @ 01/17/12	0.00
Note Factor @ 01/17/12	0.0000000%

Class A-2
Note Balance @ 12/15/11	0.00
Principal Paid	0.00
Note Balance @ 01/17/12	0.00
Note Factor @ 01/17/12	0.0000000%

Class A-3
Note Balance @ 12/15/11	137,408,320.06
Principal Paid	16,521,400.25
Note Balance @ 01/17/12	120,886,919.81
Note Factor @ 01/17/12	50.1605476%

Class A-4
Note Balance @ 12/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	198,106,000.00
Note Factor @ 01/17/12	100.0000000%

Class B
Note Balance @ 12/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	31,896,000.00
Note Factor @ 01/17/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	599,619.31
Total Principal Paid	16,521,400.25

Total Paid	17,121,019.56

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	153,439.29
Principal Paid	16,521,400.25

Total Paid to A-3 Holders	16,674,839.54

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6538910
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0167549

Total Distribution Amount	18.6706459

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6366776
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.5535280

Total A-3 Distribution Amount	69.1902056

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/11	40,560.48
Balance as of 12/31/11	39,771.47
Change	(789.01)

Reserve Account
Balance as of 12/15/11	2,345,271.93
Investment Earnings	220.15
Investment Earnings Paid	(220.15)
Deposit/(Withdrawal)	—
Balance as of 01/17/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93